SCHEDULE OF SEGMENT REPORTING FOR REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 39,901,966	$ 40,186,552	$ 55,500,917	$ 57,501,370
Cost of sales	(26,692,493)	(28,477,328)	(39,880,947)	(39,604,341)
Gross Profit	13,209,473	11,709,224	15,619,970	17,897,029
Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue			26,714,151	30,196,550
Cost of sales	(8,513,348)	(9,351,816)	(13,268,205)	(14,712,592)
Gross Profit	11,338,213	10,433,802	13,445,946	15,483,958
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	19,925,467	20,270,168	28,501,152	26,985,504
Cost of sales	(17,954,058)	(18,951,026)	(26,370,613)	(24,682,635)
Gross Profit	1,971,409	1,319,142	2,130,539	2,302,869
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	124,938	130,766	285,614	319,316
Cost of sales	(225,087)	(174,486)	(242,129)	(209,114)
Gross Profit	(100,149)	(43,720)	$ 43,485	$ 110,202
Fiat Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	18,952,640	19,558,693
O D L Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 898,921	$ 226,925